UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Capital World Growth and Income FundSM
Investment portfolio

August 31, 2008
unaudited

Common stocks — 92.30%	Shares	Value (000)

FINANCIALS — 17.15%
Banco Santander, SA1	101,079,804	$1,718,102
HSBC Holdings PLC (United Kingdom)[1]	48,871,269	769,145
HSBC Holdings PLC (Hong Kong)[1]	25,064,000	394,541
AXA SA1	25,567,722	819,870
ING Groep NV, depository receipts[1]	23,978,834	750,560
Banco Bradesco SA, preferred nominative	39,069,995	717,309
UniCredit SpA[1]	127,662,640	690,540
Bank of America Corp.	19,173,650	597,067
QBE Insurance Group Ltd.[1]	23,435,695	479,506
BNP Paribas SA1	5,296,500	477,645
BOC Hong Kong (Holdings) Ltd.[1]	199,748,000	445,399
Sun Hung Kai Properties Ltd.[1]	29,490,000	403,546
AMP Ltd.[1]	66,192,017	391,333
Prudential PLC[1]	39,192,600	391,306
Banco do Brasil SA, ordinary nominative	25,129,500	366,475
Intesa Sanpaolo SpA[1]	61,300,000	329,219
UBS AG1,2	14,711,222	319,234
Citigroup Inc.	16,115,000	306,024
United Overseas Bank Ltd.[1]	20,818,000	277,520
JPMorgan Chase & Co.	7,170,200	275,981
DBS Group Holdings Ltd[1]	20,475,000	258,957
Hana Financial Holdings[1]	7,274,000	256,273
Commerzbank AG1	8,426,000	247,911
Banco Itaú Holding Financeira SA, preferred nominative	13,073,075	246,427
Wells Fargo & Co.	8,000,000	242,160
Banco Bilbao Vizcaya Argentaria, SA1	14,236,500	240,306
Hang Seng Bank Ltd.[1]	12,079,700	238,855
Wachovia Corp.	14,338,000	227,831
Westfield Group[1]	15,258,787	223,815
Oversea-Chinese Banking Corp. Ltd.[1]	38,000,000	215,612
Shinhan Financial Group Co., Ltd.[1]	4,636,580	212,160
Swedbank AB1	11,863,000	209,534
DnB NOR ASA[1]	18,036,100	208,745
Sampo Oyj, Class A1	8,259,469	207,598
Lloyds TSB Group PLC[1]	36,635,000	202,768
HBOS PLC[1]	32,563,000	187,357
OTP Bank PLC[1,2]	3,227,000	144,543
OTP Bank PLC (GDR)[1,2]	1,460,000	32,120
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,405,200	168,006
ICICI Bank Ltd.[1]	10,896,803	164,489
ICICI Bank Ltd. (ADR)	4,000	124
Société Générale[1]	1,488,750	144,358
Kimco Realty Corp.	3,632,329	134,905
American International Group, Inc.	5,915,000	127,113
Crédit Agricole SA1	5,866,666	124,959
Swire Pacific Ltd., Class A1	12,300,000	122,781
Kookmin Bank[1]	2,116,805	116,123
Bank of China Ltd., Class H1	265,000,000	114,287
Fortis SA/NV1	7,949,100	110,308
National Bank of Greece SA1	2,475,200	110,137
PNC Financial Services Group, Inc.	1,500,000	107,925
EFG Eurobank Ergasias SA1	4,493,717	91,032
Bank of the Philippine Islands[1]	89,841,690	90,319
Royal Bank of Scotland Group PLC[1]	20,411,756	87,328
NIPPONKOA Insurance Co., Ltd.[1]	12,264,000	81,274
Erste Bank der oesterreichischen Sparkassen AG1	1,351,545	81,249
Grupo Financiero Banorte, SAB de CV, Series O	20,139,540	81,165
Hypo Real Estate Holding AG1	3,119,099	76,197
Marsh & McLennan Companies, Inc.	2,000,000	63,860
Developers Diversified Realty Corp.	1,900,000	63,669
Allied Capital Corp.	3,798,000	56,021
GAGFAH SA1	3,830,799	53,205
Credit Suisse Group AG1	1,000,000	46,473
Public Bank Bhd.[1]	13,761,400	41,272
ORIX Corp.[1]	307,890	37,901
Fifth Third Bancorp	2,000,000	31,560
PT Bank Central Asia Tbk[1]	90,000,000	31,018
Admiral Group PLC[1]	1,700,000	30,088
BM&F BOVESPA SA ordinary nominative	3,728,900	28,436
Malayan Banking Bhd.[1]	10,989,700	25,343
Korea Exchange Bank[1]	1,506,920	18,947
Freddie Mac	3,450,000	15,560
Washington Mutual, Inc.	3,775,000	15,289
Fannie Mae	1,465,000	10,021
iStar Financial, Inc.	1,550,000	8,665
XL Capital Ltd., Class A	180,000	3,618
		17,438,319

TELECOMMUNICATION SERVICES — 9.59%
France Télécom SA1	40,646,204	1,199,016
Verizon Communications Inc.	26,400,000	927,168
Vodafone Group PLC[1]	300,147,328	768,058
AT&T Inc.	22,922,874	733,303
Koninklijke KPN NV1	43,199,600	732,933
Singapore Telecommunications Ltd.[1]	288,828,810	715,922
América Móvil, SAB de CV, Series L (ADR)	13,023,500	669,147
Telenor ASA[1]	28,809,700	453,001
Philippine Long Distance Telephone Co.[1]	4,826,520	285,413
Philippine Long Distance Telephone Co. (ADR)	1,650,000	97,828
Telekomunikacja Polska SA1	31,729,100	319,142
Teléfonos de México, SAB de CV, Class L (ADR)	12,134,999	298,157
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	307,932,500	268,653
Belgacom SA1	5,986,500	238,172
Far EasTone Telecommunications Co., Ltd.[1]	143,233,881	208,442
Qwest Communications International Inc.	52,599,000	198,824
OJSC Mobile TeleSystems (ADR)	2,755,000	187,340
Sprint Nextel Corp., Series 1	19,800,000	172,656
Turkcell Iletisim Hizmetleri AS1	24,267,000	161,365
Chunghwa Telecom Co., Ltd.[1,2]	56,100,000	139,500
Türk Telekomünikasyon AS, Class D1,2	39,150,000	139,270
Taiwan Mobile Co., Ltd.[1]	70,996,813	127,402
Telecom Italia SpA, nonvoting[1]	90,000,000	114,615
Deutsche Telekom AG1	6,500,000	107,709
Telekom Austria AG, non-registered shares[1]	4,589,897	99,142
MTN Group Ltd.[1]	6,119,841	93,764
Telmex Internacional, SAB de CV, Class L (ADR)	3,623,474	51,127
TM International Bhd.[1,2]	26,572,500	48,762
Orascom Telecom Holding SAE (GDR)[1]	712,205	36,895
Globe Telecom, Inc.[1]	1,200,880	28,597
Magyar Telekom Telecommunications PLC[1]	5,243,600	26,934
Embarq Corp.	550,000	25,938
Advanced Info Service PCL[1]	9,024,800	23,388
Telekom Malaysia Bhd.[1]	18,615,000	19,586
DiGi.Com Bhd.[1]	2,425,000	16,413
Joint-Stock Financial Corp. Sistema (GDR)[1]	636,000	15,824
FairPoint Communications, Inc.	62,235	551
		9,749,957

CONSUMER DISCRETIONARY — 9.39%
Renault SA1	11,305,331	944,978
Daimler AG1	14,617,500	853,746
Industria de Diseno Textil, SA1	13,260,745	617,108
Vivendi SA1	15,145,100	585,309
OPAP (Greek Organization of Football Prognostics) SA1,3	16,004,410	561,480
Cie. Générale des Établissements Michelin, Class B1	7,169,000	464,060
Target Corp.	6,508,000	345,054
McDonald’s Corp.	5,000,000	310,250
Marks and Spencer Group PLC[1]	64,238,579	306,081
Honda Motor Co., Ltd.[1]	9,349,000	304,710
Toyota Motor Corp.[1]	6,319,000	283,567
Lowe’s Companies, Inc.	10,415,000	256,626
Esprit Holdings Ltd.[1]	30,982,100	256,337
British Sky Broadcasting Group PLC[1]	25,778,900	218,489
AB Electrolux, Series B1	16,976,000	217,788
Lotte Shopping Co.[1]	765,815	208,033
General Motors Corp.	16,290,000	162,900
Kingfisher PLC[1]	66,437,499	160,271
Whirlpool Corp.	1,818,000	147,913
Sherwin-Williams Co.	2,340,000	137,007
Time Warner Inc.	8,000,000	130,960
Hyundai Motor Co.[1]	2,000,000	130,443
Carnival Corp., units	3,277,000	121,446
Ford Motor Co.[2]	27,120,000	120,955
Fiat SpA[1]	7,850,000	120,832
H & M Hennes & Mauritz AB, Class B1	2,310,000	114,487
Home Depot, Inc.	4,000,000	108,480
YUM! Brands, Inc.	3,000,000	107,040
adidas AG1	1,630,000	95,646
Li & Fung Ltd.[1]	28,788,000	88,112
Johnson Controls, Inc.	2,800,000	86,576
Kesa Electricals PLC[1,3]	26,593,098	78,089
Lennar Corp., Class A	5,840,000	76,796
Billabong International Ltd.[1]	6,950,000	75,689
Mediaset SpA[1]	10,200,000	74,253
Hyundai Mobis Co., Ltd.[1]	850,070	70,602
Expedia, Inc.[2]	3,900,000	68,874
William Hill PLC[1]	12,645,800	65,042
D.R. Horton, Inc.	5,100,000	63,546
DSG International PLC[1]	64,137,800	57,528
Home Retail Group PLC[1]	12,000,000	55,266
Fairfax Media Ltd.[1]	18,000,000	43,230
Aristocrat Leisure Ltd.[1]	8,517,734	42,730
Swatch Group Ltd, non-registered shares[1]	117,350	27,525
Swatch Group Ltd[1]	295,873	13,305
KangwonLand Inc.[1]	2,034,050	35,725
KB Home	1,500,000	31,200
Limited Brands, Inc.	1,500,000	31,200
Mattel, Inc.	1,000,000	19,330
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	1,798,000	18,391
News Corp., Class A	1,219,458	17,268
Gestevisión Telecinco SA1	1,105,800	14,214
		9,546,487

ENERGY — 9.37%
Royal Dutch Shell PLC, Class B1	17,789,312	611,928
Royal Dutch Shell PLC, Class A (ADR)	5,220,000	362,894
Royal Dutch Shell PLC, Class A1	7,850,000	274,181
Royal Dutch Shell PLC, Class B (ADR)	1,142,148	78,568
ConocoPhillips	14,059,000	1,160,008
Eni SpA[1]	34,410,000	1,119,602
Chevron Corp.	11,176,962	964,795
TOTAL SA1	10,079,000	724,086
TOTAL SA (ADR)	2,250,000	161,730
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	14,713,400	632,235
OAO Gazprom (ADR)[1]	11,767,185	457,534
Schlumberger Ltd.	4,815,000	453,669
Sasol Ltd.[1]	7,304,000	401,884
Canadian Oil Sands Trust	5,257,800	254,651
Canadian Oil Sands Trust[4]	1,100,000	53,276
Husky Energy Inc.	6,030,000	266,398
Marathon Oil Corp.	5,340,000	240,674
China National Offshore Oil Corp.[1]	146,111,900	227,555
StatoilHydro ASA[1]	6,319,495	194,316
Canadian Natural Resources, Ltd.	2,080,000	177,441
Oil & Natural Gas Corp. Ltd.[1]	6,250,000	144,781
SBM Offshore NV1	4,296,000	103,908
OAO LUKOIL (ADR)[1]	1,400,000	103,647
PetroChina Co. Ltd., Class H1	76,850,000	99,230
PTT Exploration and Production PCL[1]	22,521,000	97,109
Diamond Offshore Drilling, Inc.	800,000	87,928
Motor Oil (Hellas) Corinth Refineries SA1	3,886,389	73,834
		9,527,862

HEALTH CARE — 8.69%
Bayer AG, non-registered shares[1]	23,775,500	1,882,375
Roche Holding AG1	9,017,016	1,519,534
Novartis AG1	16,094,000	897,899
Novo Nordisk A/S, Class B1	12,510,200	695,436
Merck & Co., Inc.	18,079,400	644,892
Pfizer Inc	29,750,000	568,523
Schering-Plough Corp.	17,000,000	329,800
Daiichi Sankyo Co., Ltd.[1]	10,751,500	325,165
Takeda Pharmaceutical Co. Ltd.[1]	4,616,000	240,981
Abbott Laboratories	3,578,000	205,485
Merck KGaA[1]	1,643,820	188,350
Fresenius Medical Care AG & Co. KGaA[1]	3,363,000	180,577
Bristol-Myers Squibb Co.	8,000,000	170,720
Lonza Group Ltd.[1]	1,135,000	160,407
Medtronic, Inc.	2,843,800	155,271
UCB SA1	3,510,000	137,524
AstraZeneca PLC (Sweden)[1]	2,500,000	121,570
Nobel Biocare Holding AG1	3,517,062	117,579
Eli Lilly and Co.	2,000,000	93,300
Cochlear Ltd.[1]	1,212,000	56,672
Richter Gedeon NYRT[1]	219,500	43,466
Johnson & Johnson	600,000	42,258
Orion Oyj, Class B1	1,610,301	30,328
Smith & Nephew PLC[1]	2,083,600	25,077
		8,833,189

INDUSTRIALS — 7.76%
General Electric Co.	40,472,100	1,137,266
AB Volvo, Class B1	67,979,800	771,938
Siemens AG1	5,621,377	611,121
Schneider Electric SA1	5,864,087	589,972
United Parcel Service, Inc., Class B	8,546,100	547,976
Sandvik AB1	39,036,800	485,668
United Technologies Corp.	5,650,000	370,583
Wolseley PLC[1,3]	34,740,000	280,450
Atlas Copco AB, Class A1	17,857,105	249,848
Deutsche Post AG1	10,528,561	246,134
PACCAR Inc	5,246,200	225,901
Scania AB, Class B1	14,675,500	210,620
Singapore Technologies Engineering Ltd.[1]	106,040,000	209,448
SUEZ Environnement Co.[1,2]	6,272,419	180,045
Honeywell International Inc.	3,423,000	171,732
Macquarie Airports[1]	59,274,681	160,828
Deutsche Lufthansa AG1	7,000,000	150,530
Robert Half International Inc.	4,600,000	117,760
Qantas Airways Ltd.[1]	40,006,105	114,278
Ryanair Holdings PLC (ADR)[2]	4,900,000	111,524
Kingspan Group PLC[1,3]	8,882,000	101,274
ComfortDelGro Corp. Ltd.[1]	95,600,000	101,078
Koninklijke Philips Electronics NV1	3,090,000	100,327
FANUC LTD[1]	1,176,700	87,445
Finmeccanica SpA[1]	2,740,000	73,313
European Aeronautic Defence and Space Co. EADS NV1	3,250,000	72,787
ASSA ABLOY AB, Class B1	4,720,000	67,498
Wienerberger AG1	2,056,874	54,493
SembCorp Industries Ltd[1]	16,755,000	48,702
Ellaktor SA1	4,795,000	46,911
Metso Oyj[1]	1,035,000	40,363
Singapore Post Private Ltd.[1]	43,500,000	31,213
Tyco International Ltd.	693,750	29,748
Leighton Holdings Ltd.[1]	750,000	29,561
Koninklijke BAM Groep NV1	1,238,985	21,868
Vallourec SA1	74,000	20,621
Bouygues SA1	280,000	16,869
China International Marine Containers (Group) Co., Ltd., Class B1	4,099,877	3,398
Contax Participações SA, ordinary nominative	38,106	1,261
		7,892,352

INFORMATION TECHNOLOGY — 7.58%
Microsoft Corp.	82,001,000	2,237,807
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	655,237,869	1,212,238
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	26,930,929	261,499
Canon, Inc.[1]	9,270,000	415,275
Automatic Data Processing, Inc.	8,400,000	372,792
Cisco Systems, Inc.[2]	14,720,000	354,016
Oracle Corp.[2]	14,090,000	308,994
Nokia Corp. (ADR)	8,169,800	205,634
Nokia Corp.[1]	1,971,000	49,554
Acer Inc.[1]	120,384,582	240,062
Delta Electronics, Inc.[1]	81,574,781	219,053
Siliconware Precision Industries Co., Ltd.[1]	151,319,210	208,861
High Tech Computer Corp.[1]	11,095,500	205,901
Redecard SA, ordinary nominative	11,517,700	204,965
Intel Corp.	8,042,900	183,941
Toshiba Corp.[1]	22,303,000	125,052
Murata Manufacturing Co., Ltd.[1]	2,764,000	121,459
Samsung Electronics Co., Ltd.[1]	211,500	99,322
SAP AG1	1,715,000	95,981
Hewlett-Packard Co.	1,800,000	84,456
HOYA CORP.[1]	4,033,000	82,039
Mediatek Incorporation[1]	6,920,100	79,447
Yahoo! Inc.[2]	3,960,200	76,749
International Business Machines Corp.	550,000	66,951
Hon Hai Precision Industry Co., Ltd.[1]	11,040,000	55,465
Microchip Technology Inc.	1,340,000	42,893
Seagate Technology	2,600,000	38,766
Ibiden Co., Ltd.[1]	1,200,000	35,468
AU Optronics Corp.[1]	15,478,021	18,540
Lite-On Technology Corp.[1]	13,710	13
		7,703,193

UTILITIES — 7.41%
E.ON AG1	33,923,142	1,980,676
RWE AG1	11,083,500	1,194,624
GDF Suez[1]	18,667,515	1,075,336
Veolia Environnement[1]	9,692,952	521,488
Fortum Oyj[1]	9,900,000	405,973
Electricité de France SA1	3,713,093	317,126
NTPC Ltd.[1]	79,819,270	316,086
Exelon Corp.	4,020,000	305,359
Cia. Energética de Minas Gerais — Cemig, preferred nominative	11,842,141	255,456
Public Service Enterprise Group Inc.	5,593,001	228,027
Dominion Resources, Inc.	4,456,422	193,988
Electric Power Development Co., Ltd.[1]	4,080,000	150,400
Southern Co.	3,700,000	138,787
PPL Corp.	3,168,597	138,690
FirstEnergy Corp.	1,431,264	103,967
PT Perusahaan Gas Negara (Persero) Tbk[1]	342,235,000	94,990
Hongkong Electric Holdings Ltd.[1]	11,500,000	72,958
Ameren Corp.	700,000	29,302
Spark Infrastructure[1]	9,897,735	13,101
		7,536,334

CONSUMER STAPLES — 6.52%
Nestlé SA1	17,745,000	781,733
Philip Morris International Inc.	11,794,000	633,338
Diageo PLC[1]	31,883,500	589,513
Coca-Cola Co.	10,115,000	526,688
Procter & Gamble Co.	7,500,000	523,275
Tesco PLC[1]	71,505,563	495,576
PepsiCo, Inc.	6,310,000	432,109
Wal-Mart Stores, Inc.	5,123,000	302,616
Reynolds American Inc.	4,298,282	227,723
L’Oréal SA1	2,217,011	220,133
Groupe Danone SA1	2,846,000	197,939
SABMiller PLC[1]	8,872,216	190,326
Koninklijke Ahold NV1	14,617,700	182,240
InBev[1]	2,513,382	174,483
Foster’s Group Ltd.[1]	28,750,000	137,340
Kellogg Co.	2,468,400	134,380
Kimberly-Clark Corp.	2,000,000	123,360
Pernod Ricard Co.[1]	1,300,000	121,533
ConAgra Foods, Inc.	5,617,400	119,482
General Mills, Inc.	1,300,000	86,034
Shoppers Drug Mart Corp.	1,565,000	81,601
UST Inc.	1,355,900	72,663
Imperial Tobacco Group PLC[1]	2,000,000	65,904
Tingyi (Cayman Islands) Holding Corp.[1]	54,070,000	64,857
Altria Group, Inc.	2,994,000	62,964
Woolworths Ltd.[1]	2,254,849	54,168
Kraft Foods Inc., Class A	972,294	30,637
		6,632,615

MATERIALS — 5.93%
China Steel Corp.[1,3]	751,261,635	919,654
Linde AG1	4,639,800	584,142
Syngenta AG1	1,716,000	460,474
Akzo Nobel NV1	6,929,000	422,463
CRH PLC[1]	16,040,000	420,566
Israel Chemicals Ltd.[1]	18,812,189	312,144
ArcelorMittal[1]	3,154,654	248,095
BASF SE1	3,840,000	221,205
Koninklijke DSM NV1	3,680,125	212,047
Dow Chemical Co.	6,033,500	205,923
USX Corp.	1,492,233	198,571
voestalpine AG1	2,969,100	160,795
Impala Platinum Holdings Ltd.[1]	5,619,112	158,443
POSCO[1]	366,480	157,449
Rautaruukki Oyj[1]	4,331,570	147,174
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	4,015,250	140,791
Teck Cominco Ltd., Class B	3,000,000	125,252
Boral Ltd.[1]	22,080,960	120,996
Barrick Gold Corp.	2,931,540	101,949
Formosa Plastics Corp.[1]	50,162,420	97,726
James Hardie Industries NV1,3	23,384,347	92,388
Potash Corp. of Saskatchewan Inc.	500,000	86,800
Weyerhaeuser Co.	1,375,000	76,299
OAO Severstal (GDR)[1]	3,567,900	60,020
Nitto Denko Corp.[1]	1,751,900	52,737
Packaging Corp. of America	1,800,000	46,350
JSC Uralkali (GDR)[1]	988,000	42,330
Makhteshim-Agan Industries Ltd.[1]	5,235,000	35,394
Sinopec Shanghai Petrochemical Co. Ltd., Class H1	92,438,000	29,100
BlueScope Steel Ltd.[1]	3,080,000	24,204
Norsk Hydro ASA[1]	1,450,000	15,449
JFE Holdings, Inc.[1]	312,000	13,137
BHP Billiton PLC[1]	400,000	12,514
Stora Enso Oyj, Class R (ADR)[1]	1,086,300	10,855
Tata Steel Ltd.[1]	740,000	10,067
UPM-Kymmene Oyj[1]	504,000	8,617
Evraz Group SA (GDR)[1]	3,500	264
		6,032,384

MISCELLANEOUS — 2.91%
Other common stocks in initial period of acquisition		2,954,871

Total common stocks (cost: $91,123,036,000)		93,847,563

Preferred stocks — 0.06%

FINANCIALS — 0.01%
Bank of America Corp., Series K, 8.00% noncumulative[5]	11,000,000	9,818

MISCELLANEOUS — 0.05%
Other preferred stocks in initial period of acquisition		56,120

Total preferred stocks (cost: $111,000,000)		65,938

	Shares or
Convertible securities — 0.45%	principal amount

FINANCIALS — 0.27%
American International Group, Inc. 8.50% convertible preferred 2011, units	2,820,696	140,612
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[1,4]	1,275,000	57,058
Bank of America Corp., Series L, 7.25% convertible preferred	50,000	45,700
Fifth Third Bancorp, Series G 8.50% noncumulative convertible preferred[2]	200,000	28,000
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred	24,525	9,319
		280,689

CONSUMER DISCRETIONARY — 0.16%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	6,499,555	149,425
Ford Motor Co. 4.25% convertible notes 2036	20,389,000	13,533
		162,958

MISCELLANEOUS — 0.02%
Other convertible securities in initial period of acquisition		17,982

Total convertible securities (cost: $683,208,000)		461,629

	Principal amount	Value
Bonds & notes — 0.22%	(000)	(000)

CONSUMER DISCRETIONARY — 0.07%
Ford Motor Co. 7.45% 2031	$77,200	$40,144
Ford Motor Co. 8.875% 2032	38,700	20,705
General Motors Corp. 7.20% 2011	10,800	6,966
Delphi Automotive Systems Corp. 6.55% 2006[6]	14,955	1,944
		69,759

TELECOMMUNICATION SERVICES — 0.07%
Sprint Nextel Corp. 6.00% 2016	9,830	8,984
Sprint Capital Corp. 6.90% 2019	30,308	28,162
Sprint Capital Corp. 8.75% 2032	30,240	29,480
		66,626

UTILITIES — 0.04%
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[7]	23,600	23,659
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[7]	16,400	16,441
		40,100

FINANCIALS — 0.03%
HBOS PLC 6.657% (undated)[5,7]	30,300	19,161
Ford Motor Credit Co. 9.75% 2010[5]	11,800	10,285
		29,446

MORTGAGE-BACKED OBLIGATIONS[8] — 0.01%
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.919% 2036[5]	24,136	15,593

Total bonds & notes (cost: $255,872,000)		221,524

Short-term securities — 6.76%

Federal Home Loan Bank 1.71%–2.57% due 9/10/2008–2/23/2009	1,034,572	1,030,279
U.S. Treasury Bills 1.48%–1.94% due 9/4/2008–2/26/2009	1,029,600	1,025,551
Freddie Mac 1.85%–2.54% due 9/10/2008–1/6/2009	890,484	887,540
Fannie Mae 1.70%–2.49% due 9/10–10/22/2008	637,900	636,993
General Electric Capital Corp. 2.05%–2.38% due 11/21–12/12/2008	250,000	248,288
General Electric Co. 2.35% due 9/11/2008	50,000	49,964
BASF AG 2.05%–2.31% due 9/16–12/2/2008[7]	261,800	260,931
American Honda Finance Corp. 2.20%–2.23% due 10/16–11/13/2008	256,900	255,775
Nestlé Capital Corp. 2.12%–2.16% due 9/2–10/22/2008[7]	144,700	144,539
Nestlé Finance International Ltd. 2.13%–2.15% due 10/6–11/13/2008	56,200	56,022
Alcon Capital Corp. 2.10% due 11/7/2008[7]	15,800	15,717
Novartis Finance Corp. 2.12%–2.25% due 9/10–10/20/2008[7]	210,800	210,357
KfW 2.18%–2.23% due 9/2–10/31/2008[7]	140,900	140,557
Toyota Motor Credit Corp. 2.25%–2.54% due 9/4–11/25/2008	87,300	86,876
Toyota Credit de Puerto Rico Corp. 2.40% due 11/4/2008	50,000	49,779
Stadshypotek Delaware Inc. 2.60% due 10/7/2008[7]	84,100	83,872
Svenska Handelsbanken Inc. 2.39% due 9/23/2008	50,000	49,924
Société Générale North America, Inc. 2.44%–2.76% due 9/8/2008	100,000	99,943
Barton Capital Corp. 2.60% due 10/2/2008[7]	23,306	23,252
Electricité de France 2.21%–2.29% due 9/26–11/12/2008[7]	117,000	116,577
Park Avenue Receivables Co., LLC 2.45% due 9/24/2008[7]	35,000	34,938
JPMorgan Chase & Co. 2.52% due 10/6/2008	34,600	34,513
Jupiter Securitization Co., LLC 2.48% due 9/3/2008[7]	30,000	29,994
European Investment Bank 2.17%–2.215% due 10/24–10/31/2008	90,000	89,606
International Bank for Reconstruction and Development 1.87% due 9/29/2008	89,400	89,252
Enterprise Funding Corp. 2.55% due 10/8–10/15/2008[7]	60,000	59,819
Bank of America Corp. 2.54% due 10/16/2008	26,100	26,015
Westpac Banking Corp. 2.47%–2.58% due 9/5–10/9/2008[7]	83,800	83,688
Calyon North America Inc. 2.64% due 9/8/2008	82,800	82,751
Eksportfinans ASA 2.30%–2.35% due 11/19–12/2/2008[7]	82,400	81,842
Procter & Gamble International Funding S.C.A. 2.10%–2.14% due 10/2–11/14/2008[7]	79,800	79,554
Dexia Delaware LLC 2.63% due 9/3/2008	75,000	74,983
Siemens Capital Co. LLC 2.10% due 9/9–9/30/2008[7]	75,000	74,923
ING (U.S.) Funding LLC 2.43% due 9/19/2008	75,000	74,904
Rabobank USA Financial Corp. 2.35%–2.38% due 9/4–9/26/2008	71,300	71,210
Hewlett-Packard Co. 2.15%–2.17% due 9/23–10/3/2008[7]	67,000	66,897
Depfa Bank PLC CD 2.54% due 9/26/2008[7]	50,000	50,000
AstraZeneca PLC 2.25% due 9/29/2008[7]	50,000	49,892
Pfizer Inc 2.55% due 9/5/2008[7]	48,700	48,682
Danske Corp. 2.68% due 9/24/2008[7]	46,200	46,118
Shell International Finance BV 2.20% due 9/19/2008[7]	40,000	39,944
Sheffield Receivables Corp. 2.65% due 10/24/2008[7]	40,000	39,841
Private Export Funding Corp. 2.12%–2.38% due 10/30–12/16/2008[7]	39,600	39,407
Caisse d’Amortissement de la Dette Sociale 2.15% due 9/22/2008	30,000	29,961

Total short-term securities (cost: $6,871,986,000)		6,871,470

Total investment securities (cost: $99,045,102,000)		101,468,124
Other assets less liabilities		212,684

Net assets		$101,680,808

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $63,148,705,000, which represented 62.10% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]	The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00% noncumulative convertible preferred	1/15/2008	$63,750	$57,058	.06%
Canadian Oil Sands Trust	2/28/2003	5,113	53,276	.05

Total restricted securities		$68,863	$110,334	.11%

[5]	Coupon rate may change periodically.
[6]	Scheduled interest and/or principal payment was not received.
[7]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,880,602,000, which represented 1.85% of the net assets of the fund.

[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended August 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/08 (000)

China Steel Corp.	574,730,229	176,531,406	—	751,261,635	$67,202	$919,654
OPAP (Greek Organization of
Football Prognostics) SA	15,949,410	55,000	—	16,004,410	42,314	561,480
Wolseley PLC	16,534,500	18,205,500	—	34,740,000	4,915	280,450
Kingspan Group PLC	—	8,882,000	—	8,882,000	2,321	101,274
James Hardie Industries NV	23,384,347	—	—	23,384,347	1,553	92,388
Kesa Electricals PLC	8,297,598	18,295,500	—	26,593,098	3,986	78,089
Spark Infrastructure*	56,535,632	—	46,637,897	9,897,735	6,134	—
					$128,425	$2,033,335
*Unaffiliated Issuer at 8/31/2008

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on December 1, 2007. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2008 (dollars in thousands):

	Investment securities

Level 1 – Quoted prices	$31,196,496
Level 2 – Other significant observable inputs	70,271,628	*
Level 3 – Significant unobservable inputs	—
Total	$101,468,124

*Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,090,263
Gross unrealized depreciation on investment securities	(9,692,078)
Net unrealized appreciation on investment securities	2,398,185
Cost of investment securities for federal income tax purposes	99,069,939

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-933-1008O-S15888

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: October 29, 2008

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: October 29, 2008